BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	83,651,080	83,651,080
Units of limited partnership interest, issued	83,651,080	83,651,080
Units of limited partnership interest, outstanding	82,874,653	82,874,653
Series 20
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,866,700	3,866,700
Units of limited partnership interest, issued	3,866,700	3,866,700
Units of limited partnership interest, outstanding	3,828,200	3,828,200
Series 21
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	1,892,700	1,892,700
Units of limited partnership interest, issued	1,892,700	1,892,700
Units of limited partnership interest, outstanding	1,879,500	1,879,500
Series 22
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,564,400	2,564,400
Units of limited partnership interest, issued	2,564,400	2,564,400
Units of limited partnership interest, outstanding	2,550,145	2,550,145
Series 23
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,336,727	3,336,727
Units of limited partnership interest, issued	3,336,727	3,336,727
Units of limited partnership interest, outstanding	3,303,327	3,303,327
Series 24
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,169,878	2,169,878
Units of limited partnership interest, issued	2,169,878	2,169,878
Units of limited partnership interest, outstanding	2,150,053	2,150,053
Series 25
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,026,109	3,026,109
Units of limited partnership interest, issued	3,026,109	3,026,109
Units of limited partnership interest, outstanding	3,016,809	3,016,809
Series 26
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,995,900	3,995,900
Units of limited partnership interest, issued	3,995,900	3,995,900
Units of limited partnership interest, outstanding	3,926,374	3,926,374
Series 27
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,460,700	2,460,700
Units of limited partnership interest, issued	2,460,700	2,460,700
Units of limited partnership interest, outstanding	2,431,350	2,431,350
Series 28
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	4,000,738	4,000,738
Units of limited partnership interest, issued	4,000,738	4,000,738
Units of limited partnership interest, outstanding	3,979,139	3,979,139
Series 29
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,991,800	3,991,800
Units of limited partnership interest, issued	3,991,800	3,991,800
Units of limited partnership interest, outstanding	3,911,725	3,911,725
Series 30
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,651,000	2,651,000
Units of limited partnership interest, issued	2,651,000	2,651,000
Units of limited partnership interest, outstanding	2,621,200	2,621,200
Series 31
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	4,417,857	4,417,857
Units of limited partnership interest, issued	4,417,857	4,417,857
Units of limited partnership interest, outstanding	4,375,757	4,375,757
Series 32
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	4,754,198	4,754,198
Units of limited partnership interest, issued	4,754,198	4,754,198
Units of limited partnership interest, outstanding	4,706,298	4,706,298
Series 33
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,636,533	2,636,533
Units of limited partnership interest, issued	2,636,533	2,636,533
Units of limited partnership interest, outstanding	2,605,833	2,605,833
Series 34
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,529,319	3,529,319
Units of limited partnership interest, issued	3,529,319	3,529,319
Units of limited partnership interest, outstanding	3,474,319	3,474,319
Series 35
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,300,463	3,300,463
Units of limited partnership interest, issued	3,300,463	3,300,463
Units of limited partnership interest, outstanding	3,277,913	3,277,913
Series 36
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,106,838	2,106,838
Units of limited partnership interest, issued	2,106,838	2,106,838
Units of limited partnership interest, outstanding	2,083,704	2,083,704
Series 37
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,512,500	2,512,500
Units of limited partnership interest, issued	2,512,500	2,512,500
Units of limited partnership interest, outstanding	2,489,100	2,489,100
Series 38
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,543,100	2,543,100
Units of limited partnership interest, issued	2,543,100	2,543,100
Units of limited partnership interest, outstanding	2,536,200	2,536,200
Series 39
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,292,151	2,292,151
Units of limited partnership interest, issued	2,292,151	2,292,151
Units of limited partnership interest, outstanding	2,288,351	2,288,351
Series 40
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,630,256	2,630,256
Units of limited partnership interest, issued	2,630,256	2,630,256
Units of limited partnership interest, outstanding	2,611,356	2,611,356
Series 41
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,891,626	2,891,626
Units of limited partnership interest, issued	2,891,626	2,891,626
Units of limited partnership interest, outstanding	2,865,176	2,865,176
Series 42
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,744,262	2,744,262
Units of limited partnership interest, issued	2,744,262	2,744,262
Units of limited partnership interest, outstanding	2,706,362	2,706,362
Series 43
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,637,987	3,637,987
Units of limited partnership interest, issued	3,637,987	3,637,987
Units of limited partnership interest, outstanding	3,617,987	3,617,987
Series 44
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,701,973	2,701,973
Units of limited partnership interest, issued	2,701,973	2,701,973
Units of limited partnership interest, outstanding	2,682,873	2,682,873
Series 45
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	4,014,367	4,014,367
Units of limited partnership interest, issued	4,014,367	4,014,367
Units of limited partnership interest, outstanding	3,989,967	3,989,967
Series 46
Statement
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,980,998	2,980,998
Units of limited partnership interest, issued	2,980,998	2,980,998
Units of limited partnership interest, outstanding	2,965,635	2,965,635